Overview of the Company (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 28, 2022	Nov. 11, 2022	Sep. 21, 2022	Feb. 20, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Overview of the Company [Line Items]
Equity interest	49.00%	49.00%	100.00%
Consideration amount	$ 2,500,000	$ 2,500,000	$ 1	$ 1	$ 1
Number of shares issued (in Shares)	2,500,000						17,800,000
Par value of shares (in Dollars per share)	$ 0.0001					$ 0.0001
Net deficit					$ 2,084,536
New share issued to acquired non-controlling interests (in Shares)	2,500,000
Antalpha [Member]
Overview of the Company [Line Items]
Equity interest	49.00%
Par value of shares (in Dollars per share)	$ 0.0001